Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade and Other Payables
	2021	2022
	RM	RM	USD
Trade payable s	270,659	139,102	31,596
Accruals	482,226	7,965,442	1,809,300
Sundry payables	973,518	2,303,774	523,287
Total	1,726,403	10,408,318	2,364,183

Summary of Trade and Other Payables Not Denominated in Functional Currency	The above balances that are not denominat e d in the functional currency are as follows:
	2021	2022
	RM	RM

United States dollar	62,490	6,008,843